Acquisitions and Other Agreements - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended						12 Months Ended		12 Months Ended				0 Months Ended	12 Months Ended		0 Months Ended
	Oct. 02, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 02, 2013 Warner Chilcott [Member] Product	Dec. 31, 2013 Warner Chilcott [Member]	Dec. 31, 2012 Warner Chilcott [Member]	Dec. 31, 2011 Warner Chilcott [Member]	Dec. 31, 2013 Warner Chilcott [Member] General and Administrative [Member]	Dec. 31, 2013 Warner Chilcott [Member] Unvested Equity-Based Awards [Member]	Oct. 02, 2013 Warner Chilcott [Member] IPR&D [Member]	Dec. 31, 2013 Warner Chilcott [Member] Product Rights Intangible Assets [Member]	Oct. 02, 2013 Warner Chilcott [Member] Product Rights Intangible Assets [Member]	Dec. 31, 2013 Warner Chilcott [Member] Share-Based Compensation Expenses [Member]	Dec. 31, 2013 Warner Chilcott [Member] Acquisition-Related Expenses [Member]	Dec. 31, 2013 Warner Chilcott [Member] Minimum [Member] IPR&D [Member]	Dec. 31, 2013 Warner Chilcott [Member] Maximum [Member] IPR&D [Member]	Jan. 23, 2013 Uteron Pharma, SA [Member]	Dec. 31, 2013 Uteron Pharma, SA [Member]	Dec. 31, 2013 Uteron Pharma, SA [Member] IPR&D [Member]	Jun. 11, 2013 Medicines 360 [Member]	Dec. 31, 2013 Medicines 360 [Member]	Jun. 30, 2013 Medicines 360 [Member]	Dec. 31, 2013 Medicines 360 [Member] IPR&D [Member]	Dec. 31, 2013 Medicines 360 [Member] Prepaid R&D [Member]
Business Acquisition [Line Items]
Business acquisition date						Oct. 01, 2013													Jan. 23, 2013
Fair value including assumption of debt					$ 9,200,000,000
Total consideration					5,833,900,000
Value of equity shares outstanding					5,761,300,000
Portion of equity awards deemed to have been earned					72,600,000
Portion of equity awards deemed not to have been earned					77,400,000
Restructuring charges		221,600,000	47,300,000	16,100,000		45,400,000			124,700,000					45,400,000	45,600,000
Step-up in the value of inventories						408,300,000
Amortization of inventory step-up to cost of sales						173,500,000
Estimated weighted average useful life of intangible assets acquired		10 years 9 months 18 days			2 years 8 months 12 days
Discount rate to arrive present value												8.00%				8.00%	9.00%			22.00%
Number of products divested					4
Consideration received on sale of divested products	10,000,000				10,000,000
Net sales of divested products						2,500,000	4,600,000	700,000
General and administrative expenses		38,300,000								41,300,000
Business acquisition price																		142,000,000			52,300,000
Potential milestone payments																		155,000,000			125,000,000
Acquisition of intangible assets including IPR&D					4,729,000,000						1,708,000,000		3,021,000,000										191,700,000	191,700,000
Acquisition of assets, prepaid R&D																									6,700,000
Contingent consideration liability																		43,400,000	43,400,000			146,100,000
Assumption of debt and other liabilities																		$ 7,700,000